Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2017
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Summary Intangible Assets and Goodwill

	Goodwill	Concession rights	Operating license	Trademarks	Customer relationships	Other	Total
Cost:
At January 1, 2016	713,291	16,664,047	399,350	252,474	940,470	402,378	19,372,010
Additions	—	382,788	26,552	—	65,735	22,141	497,216
Disposals	—	(189,849)	—	—	(65,694)	(62,548)	(318,091)
Transfers	—	(1,697)	9,722	—	343	17,094	25,462
Business combination	1,968	57,217	—	—	5,970	—	65,155
Discontinued operation	—	—	—	—	—	(2,396)	(2,396)

At December 31, 2016	715,259	16,912,506	435,624	252,474	946,824	376,669	19,639,356
Additions	—	361,946	—	—	65,813	47,433	475,192
Disposals	—	(182,339)	—	—	(11,554)	(4,221)	(198,114)
Transfers	—	341,154	—	—	(11,696)	(2,232)	327,226
Business combination (i)	136,626	—	—	—	—	9,299	145,925

At December 31, 2017	851,885	17,433,267	435,624	252,474	989,387	426,948	20,389,585

Amortization
At January 1, 2016	—	(1,011,806)	(159,004)	(159,789)	(575,411)	(156,311)	(2,062,321)
Additions	—	(483,580)	(11,743)	(22,827)	(151,893)	(60,340)	(730,383)
Disposals	—	175,435	—	—	58,609	62,525	296,569
Transfers	—	(29)	(30,129)	—	—	(4,238)	(34,396)
Discontinued operation	—	—	—	—	—	614	614

At December 31, 2016	—	(1,319,980)	(200,876)	(182,616)	(668,695)	(157,750)	(2,529,917)
Additions	—	(490,025)	(11,740)	(22,827)	(127,584)	(52,266)	(704,442)
Disposals	—	143,331	—	—	8,132	4,218	155,681
Transfers	—	(337,983)	—	—	721	(35)	(337,297)

At December 31, 2017	—	(2,004,657)	(212,616)	(205,443)	(787,426)	(205,833)	(3,415,975)

At December 31, 2016	715,259	15,592,526	234,748	69,858	278,129	218,919	17,109,439

At December 31, 2017	851,885	15,428,610	223,008	47,031	201,961	221,115	16,973,610

(i)	On October 13, 2017, Cosan, through its subsidiary Comma, acquired 100% of the common shares of Stanbridge for the price of R$ 204,767, generating an addition to the segment’s goodwill of Lubricants of R$ 136,626. The consideration transferred, net of cash received, totaled R$ 176,540.

Summary Intangible Assets (Excluding Goodwill)

Intangible assets (excluding goodwill)	Annual rate of amortization—%	December 31, 2017	December 31, 2016
Gas distribution concession—Comgás(i)	Concession term	8,197,514	8,240,521
Concession rights—Rumo(ii)	Concession term	7,231,096	7,352,005

		15,428,610	15,592,526
Operating license for port terminal(iii)	4.00	223,008	234,748
Trademarks
Mobil	10.00	22,827	45,654
Comma	—	24,204	24,204

		47,031	69,858
Relationship with customers:
Comgás	20.00	174,458	233,971
Lubricants	6.00	27,503	44,158

		201,961	278,129
Other
Software license	20.00	167,520	146,210
Other		53,595	72,709

		221,115	218,919

Total		16,121,725	16,394,180

(i)	Refers to the intangible asset for the public gas distribution service concession, which represents the right to charge users for the supply of gas, comprised of: (i) the concession rights recognized in the business combination and (ii) concession assets;
(ii)	Refers to the concession right agreement of Rumo Malha Norte, which will be amortized until the end of the concession in 2079;
(iii)	Port operating license and customer relationships of Rumo, from the business combinations.

Summary of Combined Carrying Amounts of Goodwill Allocated to Cash Generating Units

The combined carrying amounts of goodwill allocated to each cash-generating unit are as follows:

	Consolidated
	December 31, 2017	December 31, 2016
Moove cash generating unit	751,391	614,765
Cosan cash-generating unit other business	43	43

Total goodwill	751,434	614,808